Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Miscellaneous current liabilities [abstract]
VAT Payables	$ 0	$ 3,058
Accruals for personnel related expenses	7,126	9,421
Other	967	700
Total other current liabilities	$ 8,093	$ 13,179